Shareholders' equity (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 23, 2018 USD ($)	Mar. 31, 2018 USD ($) shares	Jul. 25, 2017 USD ($)	Nov. 30, 2012 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares	Mar. 31, 2018 CNY (¥) shares
Shareholders' equity
Ordinary shares, shares outstanding		120,824,742			120,824,742		73,003,248	73,003,248		120,824,742
Ordinary shares, shares issued		120,961,641			120,961,641		73,140,147	73,140,147		120,961,641
Number of shares issued in conversion of Notes (in shares)		40,521,494
Number of RSUs fully vested (in shares)		7,300,000
Increase of shares due to fully vested RSUs (in shares)		7,300,000
The percentage of net income that Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer to surplus reserve					10.00%	10.00%
The percentage of their respective registered capital that the statutory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income					50.00%	50.00%
The percentage of registered capital that must be retained in the statutory surplus reserve balance after conversion into issued capital					25.00%	25.00%
Aggregated transfers made to the statutory surplus reserves by Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou					$ 2,603	¥ 16,326	¥ 1,964	¥ 16,443
Accumulated statutory surplus reserve		$ 22,979			$ 22,979		¥ 127,815			¥ 144,141
Purchase of Treasury Stock, shares									7,450,914
Purchase of Treasury Stock | ¥									¥ 131,302
Sale of treasury shares, shares				7,314,015					7,314,015
Treasury stock, shares		136,899			136,899		136,899			136,899
Share repurchase program, amount | $	$ 20,000		$ 20,000
Share repurchase program, period	12 months		12 months